FINANCIAL EXPENSES, NET - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Foreign currency exchange differences		$ 47	$ 130
Interest on cash equivalents and restricted deposits	359	184	50
Other	96		34
Total income	455	231	214
Amortization of shareholders' convertible loans discount and BCF			103
Interest on shareholders' convertible note and loans			164
Bank commissions and others	38	17	82
Operating lease expenses	85
Foreign currency exchange differences	453	93	9
Interest on loans from banks and other credit balances		2	12
Total expenses	576	112	370
Total financial (expenses) Income, net	$ (121)	$ 119	$ (156)